INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current
Borrowings	$ 105,462,623	$ 71,301,468
Corporate bonds	29,861,413	12,845,934
Non-current
Borrowings	79,109,119	74,177,169
Corporate bonds	44,240,319	61,264,268
Amortized cost
Current
Corporate bonds	29,861,413	12,845,934
Non-current
Corporate bonds	44,240,319	61,264,268
Fair value
Current
Corporate bonds	29,234,649	12,467,941
Non-current
Corporate bonds	40,951,796	56,550,746
Bank borrowings
Current
Borrowings	63,502,859	48,305,535
Non-current
Borrowings	28,963,786	9,912,901
Bank borrowings | Amortized cost
Current
Borrowings	63,502,859	48,305,535
Non-current
Borrowings	28,963,786	9,912,901
Bank borrowings | Fair value
Current
Borrowings	61,697,572	46,589,131
Non-current
Borrowings	$ 27,325,723	$ 9,344,755